Unaudited interim condensed consolidated statements of comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Total revenues	$ 68,440,445	$ 88,245,162
Expenses / (income)
Voyage expenses	20,326,079	29,488,302
Voyage expenses – related party	834,616	1,102,384
Vessels' operating expenses	15,319,448	12,340,816
Vessels' operating expenses – related party	207,500	159,500
Drydocking costs	1,692,033	625,457
Management fees – related party	1,036,200	805,640
General and administrative expenses (including $245,418 and $256,241 to related party)	2,282,941	2,683,372
Depreciation	10,749,128	8,235,069
Other operating income	0	(1,900,000)
Net loss on sale of vessel	0	1,589,702
Total expenses, net	52,447,945	55,130,242
Income from operations	15,992,500	33,114,920
Other (expenses) / income
Interest and finance costs	(6,722)	(8,227)
Interest expense – related parties	(1,437,750)	0
Interest income	4,458,564	2,257,168
Interest income – related party	0	1,516,436
Dividend income from related party	377,083	379,167
Foreign exchange (loss)/gain	4,666,745	(1,080,422)
Other income, net	8,057,920	3,064,122
Net income	$ 24,050,420	$ 36,179,042